CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Millions	Total Equity Attributable to Owners of Parent	Issued Capital	Share Premium	Retained Earnings	Other Components of Equity	Treasury Shares	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2018	€ 28,761	€ 1,229	€ 543	€ 27,336	€ 1,234	€ (1,580)	€ 45	€ 28,807
Profit after tax	3,321			3,321			50	3,370
Other comprehensive income	483			(52)	536			483
Comprehensive income	3,804			3,268	536		50	3,854
Share-based payments	2		2					2
Dividends	(1,790)			(1,790)			(19)	(1,810)
Hyperinflation	(29)			(29)				(29)
Other changes	(2)			(2)			0	(2)
Equity at end of period at Dec. 31, 2019	30,746	1,229	545	28,783	1,770	(1,580)	76	30,822
Profit after tax	5,145			5,145			138	5,283
Other comprehensive income	(2,752)			30	(2,782)			(2,752)
Comprehensive income	2,393			5,175	(2,782)		138	2,531
Share-based payments	1		1					1
Dividends	(1,864)			(1,864)			(2)	(1,866)
Purchase of treasury shares	(1,492)					(1,492)		(1,492)
Changes in/transactions with non-controlling interests	(64)			(64)				(64)
Other changes	(4)			(4)			0	(5)
Equity at end of period at Dec. 31, 2020	29,716	1,229	545	32,026	(1,012)	(3,072)	211	29,927
Profit after tax	5,256			5,256			121	5,376
Other comprehensive income	2,802			34	2,768		51	2,853
Comprehensive income	8,058			5,290	2,768		172	8,230
Share-based payments	1,373		1,373				311	1,684
Dividends	(2,182)			(2,182)			(88)	(2,271)
Transactions with non-controlling interests	1,933			1,933			2,050	3,983
Other changes	(44)			(44)			14	(30)
Equity at end of period at Dec. 31, 2021	€ 38,853	€ 1,229	€ 1,918	€ 37,022	€ 1,757	€ (3,072)	€ 2,670	€ 41,523